UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment  |_|; Amendment Number:
     This Amendment (Check only one.):  |_| is a restatement.
                                        |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Bruce & Co., Inc.
Address:  20 N. Wacker Drive
          Suite 2414
          Chicago, IL  60606

Form 13F File Number:  028-11869


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     R. Jeffrey Bruce
Title:    Vice President
Phone:    312-236-9160

Signature, Place, and Date of Signing:

     /s/ R. Jeffrey Bruce           Chicago, IL               05-14-2009
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           67

Form 13F Information Table Value Total:  $   122,870
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

   COLUMN 1                 COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5          COLUMN 6    COLUMN 7          COLUMN 8
   --------                 --------    --------   --------         --------          --------    --------          --------
                                                    VALUE     SHRS OR   SH/   PUT/   INVESTMENT    OTHER        VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS   CUSIP     (x$1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS    SOLE    SHARED   NONE
--------------          --------------   -----     --------   -------   ---   ----   ----------   --------    ----    ------   ----
Abbott                   Common        002824100     3,678       81,745  SH             sole        none       81,745
Advanced Life Sciences   Common        00765H107        39      107,410  SH             sole        none      107,410
AES CORP PREFERRED C     6.75%         00808N202     2,146       58,000  SH             sole        none       58,000
Alanco Technologies      Common        011612603       665    1,663,656  SH             sole        none    1,663,656
AMERCO                   Common        023586100     5,246      163,950  SH             sole        none      163,950
AMERICA SERVICE          Common        02364L109     8,653      665,617  SH             sole        none      665,617
American Italian Pasta   Common        027070101    13,134      437,800  SH             sole        none      437,800
AMERIGON INC.            Common        03070L300       230       53,300  SH             sole        none       53,300
Anheuser Busch           Common        035229103     1,183       17,408  SH             sole        none       17,408
ANTIGENICS               Cv 5.25%      037032AC3     2,786   11,609,000  PRN            sole        none   11,609,000
ARENA RESOURCES INC      Common        040049108     6,170      220,360  SH             sole        none      220,360
Atherogenics             Cv 1.5%       047439AD6        43      485,000  PRN            sole        none      485,000
Atherogenics             Cv 4.5%       047439AE4     1,126   12,513,000  PRN            sole        none   12,513,000
ATP Oil & Gas            Common        00208J108     1,528      305,600  SH             sole        none      305,600
Calpine                  Common        131347304     2,308      329,849  SH             sole        none      329,849
C & D Technologies       Cv 5.25%      124661AA7     2,194    4,389,000  PRN            sole        none    4,389,000
C & D Technologies       Cv 5.25%      124661AD1     1,125    2,250,000  PRN            sole        none    2,250,000
Cell Genesys             Cv 3.125%     150921AB0     3,010    7,000,000  PRN            sole        none    7,000,000
CELL THERAPEUTICS        Cv 6.75%      150934AG2       300    1,500,000  PRN            sole        none    1,500,000
CELL THERAPEUTICS IN     Cv 4%         150934AF4     1,154    5,770,000  PRN            sole        none    5,770,000
CELL THERAPEUTICS IN     Cv 5.75%/11   150934AL1     1,450    7,250,000  PRN            sole        none    7,250,000
CELL THERAPEUTICS IN     Cv 7.5%       150934AK3       300    1,500,000  PRN            sole        none    1,500,000
CIPHERGEN                Cv 4.50%      17252YAB0        13      135,000  PRN            sole        none      135,000
CIPHERGEN                Cv 7.0%       17252YAC8       240    2,400,000  PRN            sole        none    2,400,000
CV THERAPEUTICS INC      Cv 2.75%      126667AF1     2,497    2,210,000  PRN            sole        none    2,210,000
DeCode Genetics          Cv 3.5%       243586AB0     1,382   27,647,000  PRN            sole        none   27,647,000
Double Eagle             Common        258570209       627      156,919  SH             sole        none      156,919
DURECT CORP              Common        266605104     2,654    1,206,378  SH             sole        none    1,206,378
EDAP                     Common        268311107       898      816,649  SH             sole        none      816,649
EDGE PETE CORP DEL       Pfd 5.5%      279862205       180      181,634  SH             sole        none      181,634
ELAN CORP PLC            Common        284131208     1,372      228,790  SH             sole        none      228,790
Endeavor International   Cv 6.0%       29257MAB6     6,685    9,550,000  PRN            sole        none    9,550,000
EPIX PHARMACEUTICALS     Cv 3.00%      26881QAB7     1,312    3,750,000  PRN            sole        none    3,750,000
Exxon                    Common        30231G102       414        5,184  SH             sole        none        5,184
Flotek                   Cv 5.25%      343389AA0     1,125    4,500,000  PRN            sole        none    4,500,000
FPL Group                Common        302571104       680       13,600  SH             sole        none       13,600
GAINSCO INC              Common        363127200     1,522    1,078,027  SH             sole        none    1,078,027
HEALTH GRADES INC        Common        42218Q102       465      232,800  SH             sole        none      232,800
Hercules Offshore        Common        427093109       160       80,000  SH             sole        none       80,000
Hospira                  Common        441060100       270       10,000  SH             sole        none       10,000
Human Genome             Cv 2.25%      444903AK4     1,800    4,500,000  PRN            sole        none    4,500,000
IBASIS INC               Common        450732102       672      840,558  SH             sole        none      840,558
Incyte                   Cv 3.5%       45337CAE2     1,182    2,150,000  PRN            sole        none    2,150,000
Integrys Energy          Common        92931B106     1,192       42,594  SH             sole        none       42,594
INTERNET CAPITAL         Common        46059C205       745      186,300  SH             sole        none      186,300
ISIS PHARMACEUTICALS     Cv 2.625%     464337AD6     2,200    2,000,000  PRN            sole        none    2,000,000
ISIS PHARMACEUTICALS     Cv 2.625%     464337AD6     2,000    1,900,000  PRN            sole        none    1,900,000
Kinross                  Common        496902404     5,517      344,848  SH             sole        none      344,848
Kellogg                  Common        487836108       388        8,820  SH             sole        none        8,820
Mannkind                 Cv 3.75%      56400PAA0     1,800    4,000,000  PRN            sole        none    4,000,000
MERCK & CO INC           Common        589331107     1,675       67,000  SH             sole        none       67,000
Midway Games             Cv 6%         598148AB0       540    2,700,000  PRN            sole        none    2,700,000
NEXMED INC               Common        652903105       472    3,150,748  SH             sole        none    3,150,748
Noble Intl.              Common        655053106        26      133,791  SH             sole        none      133,791
Omega Protein            Common        68210P107     1,267      506,885  SH             sole        none      506,885
Oscient Pharm Corp       Cv 12.5%      68812RAD7       500    4,848,000  PRN            sole        none    4,848,000
Oscient Pharm Corp       Common        68812R303       242    1,210,200  SH             sole        none    1,210,200
PFIZER INC               Common        717081103     2,228      159,200  SH             sole        none      159,200
Pepco Holding            Common        713291102       730       60,900  SH             sole        none       60,900
RLI CORP                 Common        749607107     3,800       76,000  SH             sole        none       76,000
Astrotech                Common        846243400       548    1,370,073  SH             sole        none    1,370,073
TERREMARK WORLDWIDE      Cv 9%         881448AC8     7,500    8,270,000  PRN            sole        none    8,270,000
The Exploration Co.      Common        302133202        99      199,864  SH             sole        none      199,864
Vion Pharmacueticals     Cv 7.75%      927624AA4     2,739   12,450,000  PRN            sole        none   12,450,000
Vion Pharmacueticals     Common        927624502        54       98,480  SH             sole        none       98,480
Viropharma               Cv 2%         928241AH1     1,540    3,000,000  PRN            sole        none    3,000,000
XEL Energy               Common        98389B100       450       24,311  SH             sole        none       24,311